Document and Entity Information	Aug. 08, 2019
Cover [Abstract]
Entity Registrant Name	Wave Life Sciences Ltd.
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001631574
Document Type	8-K/A
Document Period End Date	Aug. 08, 2019
Entity Incorporation, State or Country Code	U0
Entity File Number	001-37627
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	7 Straits View #12-00,
Entity Address, Address Line Two	Marina One
Entity Address, Address Line Three	East Tower
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	018936
City Area Code	+65
Local Phone Number	6236 3388
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	$0 Par Value Ordinary Shares
Trading Symbol	WVE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed by Wave Life Sciences Ltd. (the “Company”) as an amendment (the “Amendment”) to the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission on August 14, 2019 that disclosed the preliminary voting results (the “Original Report”) of the Company’s 2019 Annual General Meeting of Shareholders on August 8, 2019 (the “Annual Meeting”). This Amendment to the Original Report is being filed to disclose the final voting results received on August 15, 2019, certified by Broadridge Financial Solutions, Inc., the independent Inspector of Elections, and amends and restates Item 5.07 of the Original Report in its entirety.